Earnings per share (Tables)	3 Months Ended
Jan. 31, 2019
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Summary of Earnings Per Share

	For the three months ended
($ millions)	January 31 2019	October 31 2018	January 31 2018
Basic earnings per common share
Net income attributable to common shareholders	$2,107	$2,114	$2,249
Weighted average number of common shares outstanding (millions)	1,226	1,230	1,199
Basic earnings per common share(1) (in dollars)	$1.72	$1.72	$1.88
Diluted earnings per common share
Net income attributable to common shareholders	$2,107	$2,114	$2,249
Dilutive impact of share-based payment options and others(2)	41	20	13
Net income attributable to common shareholders (diluted)	$2,148	$2,134	$2,262
Weighted average number of common shares outstanding (millions)	1,226	1,230	1,199
Dilutive impact of share-based payment options and others(2) (millions)	29	16	16
Weighted average number of diluted common shares outstanding (millions)	1,255	1,246	1,215
Diluted earnings per common share(1) (in dollars)	$1.71	$1.71	$1.86
(1)	Earnings per share calculations are based on full dollar and share amounts.
(2)

Certain tandem stock appreciation rights or options as well as acquisition related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.